Nature of Business and Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Nature Of Business And Significant Accounting Policies Details
Common stock issued for services	$ 70,621
Warrants issued for services, related parties	25,030	1,529,182
Warrants issued for services	14,739	319,986
Total stock based compensation	$ 110,390	$ 1,849,168